Statements Of Operations (USD $)	3 Months Ended		12 Months Ended		59 Months Ended	176 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Dec. 31, 2011
Revenues
Product		$ 100,000	$ 223,500		$ 223,500	$ 223,500
Collaborations	120,000	73,865	688,088	75,000	883,088	763,088
Grants		26,924	56,925	528,412	664,112	664,112
Total Revenues	120,000	200,789	968,513	603,412	1,770,700	1,650,700
Cost of product revenue		50,584	133,607		133,607	133,607
Selling, general, and administrative expenses	901,843	243,494	1,705,171	577,914	3,567,881	2,666,038
Research and development expenses	547,287	398,664	1,419,718	1,203,716	3,745,675	3,198,388
Loss from Operations	(1,329,130)	(491,953)	(2,289,983)	(1,178,218)	(5,676,463)	(4,347,333)
Other Income (Expense)
Fair value of warrant liabilities in excess of proceeds received	(19,019,422)				(19,019,422)
Change in fair value of warrant liabilities	(13,505,819)				(13,512,388)
Financing transaction costs in excess of proceeds received	(2,129,500)				(2,129,500)
Interest expense	(1,087,453)	(53,082)	(2,066,889)	(160,873)	(3,405,895)	(2,318,442)
Interest income	291		64	81	2,298	2,007
Other expense	(9,549)	(1,550)	(26,454)	316	(30,768)	(27,788)
Total Other Income (Expense)	(35,751,452)	(54,632)	(2,093,279)	(160,476)	(38,095,675)	(2,344,223)
Net Loss	$ (37,080,582)	$ (546,585)	$ (4,383,262)	$ (1,338,694)	$ (43,772,138)	$ (6,691,556)
Net loss per common share - basic and diluted	$ (1.17)	$ (0.04)
Weighted average shares used in computing net loss per common share - basic and diluted	31,591,663	14,881,058			31,591,663